VANECK BIOTECH ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
China : 3.1%
BeiGene Ltd. (ADR) * 82,603 $ 14,898,277
Underline
Germany : 2.2%
BioNTech SE (ADR) * 99,997 10,553,683
Underline
Ireland : 4.4%
ICON Plc (USD) * 73,703 20,863,108
Underline
Switzerland : 0.9%
CRISPR Therapeutics AG
(USD) * † 65,973 4,129,910
Underline
United States : 89.4%
Alnylam Pharmaceuticals,
Inc. * 59,557 11,399,805
Amgen, Inc. 288,817 83,185,072
Argenx SE (ADR) * 46,146 17,555,323
Biogen, Inc. * 88,941 23,015,263
BioMarin Pharmaceutical,
Inc. * 134,096 12,929,536
Bio-Techne Corp. 133,055 10,266,524
Number
of Shares Value
United States (continued)
Charles River Laboratories
International, Inc. * 43,157 $ 10,202,315
Exact Sciences Corp. * 136,548 10,101,821
Gilead Sciences, Inc. 611,316 49,522,709
Illumina, Inc. * 125,037 17,410,152
Incyte Corp. * 132,950 8,347,931
IQVIA Holdings, Inc. * 107,202 24,804,399
Moderna, Inc. * 258,069 25,664,962
Natera, Inc. * 95,903 6,007,364
QIAGEN NV * 196,692 8,542,334
Regeneron Pharmaceuticals,
Inc. * 45,050 39,566,964
Repligen Corp. * † 42,155 7,579,469
Sarepta Therapeutics, Inc. * 79,712 7,686,628
Vertex Pharmaceuticals,
Inc. * 124,615 50,704,597
424,493,168
Total Common Stocks
(Cost: $466,492,162) 474,938,146
Total Investments: 100.0%
(Cost: $466,492,162) 474,938,146
Other assets less liabilities: 0.0% 10,840
NET ASSETS: 100.0% $ 474,948,986
Definitions:
ADR American Depositary Receipt
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $8,318,918.
Summary of Investments by Sector
% of
Investments Value
Biotechnology 78.9% $ 375,269,845
Life Sciences Tools & Services 21.1 99,668,301
100.0% $ 474,938,146